Trade and other payables	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

	As of December 31,
(In $ million)	2019	2018
Trade payables	547	701
Accrued interest	115	125
Related party payables (refer to note 21)	31	33
Other payables and accrued expenses	282	304
Total current trade and other payables	975	1,163
Non-current payables	36	45